Related Party Transactions - Puttable instrument financial liability (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2024 USD ($)
Related Party Transactions
Minimum percentage of significant equity interest	10.00%
Current account receivables				$ 22,394
Reimbursements of expenses, primarily including employee benefits and lease and office expenses	$ (679)	$ (886)	$ (4,914)
Company Controlled By Chairman
Related Party Transactions
Reimbursements of expenses, primarily including employee benefits and lease and office expenses	679	886	4,914
Royalty expense	$ 673	$ 778	$ 682